Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employees Stock Option Scheme - shares		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	[1]	72,847,350	112,121,300		58,080,400
Equity shares allocated for grant under the plan		0	0		100,000,000
Options granted		(44,836,200)	(41,659,000)		(47,060,000)
Forfeited/lapsed	[1]	3,523,700	2,385,050		1,100,900
Options available to be granted, end of period		31,534,850	72,847,350	[1]	112,121,300	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.